Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term investments

Note 4 – Short-term investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2025	2024

Marketable securities	$109,887	$215,375
Wealth management products	6,059,928	4,691,385
Total	$6,169,815	$4,906,760

The balances of wealth management products as of December 31, 2025 represent wealth management products with variable rates of return or non-principle-guaranteed purchased from commercial banks.

For the years ended December 31, 2025, 2024 and 2023, the unrealized loss related to investments in marketable securities was US$105,489, US$280,747 and US$35,758, respectively.

For the years ended December 31, 2025, the unrealized gain associated with the wealth management products was US$37,471. There was no unrealized gain or loss associated with the wealth management products as of December 31, 2024 and 2023. No impairment charges were recorded for the years ended December 31, 2025, 2024 and 2023.